Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 33.40%
iShares 0-3 Month Treasury Bond ETF		998	$99,850
Schwab Short-Term U.S. Treasury ETF		1,966	97,396
SPDR Portfolio Short Term Treasury ETF		1,642	48,685
Vanguard Short-Term Treasury ETF		1,643	97,364
TOTAL EXCHANGE TRADED FUNDS (Cost $345,695)			343,295

	Contracts	Notional Amount
PURCHASED OPTIONS - 138.14% (a((b)
CALL OPTIONS - 129.75%
Invesco QQQ Trust Series 1, Expires 3/10/2023, Strike Price $331.27	30	$1,087,620	175,384
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.43	23	1,038,772	1,026,177
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.48	23	1,038,772	131,832
			1,333,393

PUT OPTIONS - 8.39%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.08	83	1,003,802	29,758
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.62	23	1,038,772	2,495
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.50	74	977,392	53,974
			86,227
TOTAL PURCHASED OPTIONS (Cost $1,263,618)			1,419,620

Total Investments (Cost $1,609,313) - 171.54%			1,762,915
Liabilities in Excess of Other Assets - (71.54)%			(735,217)
TOTAL NET ASSETS - 100.00%			$1,027,698

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	3/10/2023	$356.78	30	$(1,087,620)	$(125,924)
SPDR S&P 500® Trust ETF	3/10/2023	$170.62	23	(1,038,772)	(649,739)
SPDR S&P 500® Trust ETF	3/10/2023	$458.24	23	(1,038,772)	(81,500)
					(857,163)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.08	83	(1,003,802)	(47,397)
SPDR S&P 500® Trust ETF	3/10/2023	$382.93	23	(1,038,772)	(37,087)
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.21	74	(977,392)	(79,868)
					(164,352)
Total Options Written (Premiums Received $896,121)					$(1,021,515)

(a) Exchange-Traded